RELATED-PARTY TRANSACTIONS - Transactions and balances (Details) - Rand Refinery - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Interest in associates (as a percent)	33.10%
Dividends received from related parties	R 0.0	R 0.0	R 0.0
Refining fees paid	(32.5)	(44.4)	(30.8)
Interest income	R 1.5	40.2	37.3
Loan receivable		R 403.9	R 363.7